Note 27 - Contingencies and Other Matters (Details Textual) $ in Thousands, $ in Millions	1 Months Ended					12 Months Ended	100 Months Ended
	Dec. 31, 2019 USD ($)	Feb. 29, 2016 USD ($)	Jun. 30, 2013 USD ($)	Apr. 30, 2013 USD ($)	Aug. 31, 2010	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jun. 30, 2013 CAD ($)
Statement Line Items [Line Items]
Non-current income taxes receivable	$ 19,551					$ 19,551	$ 18,737
Gains on litigation settlements				$ 93,800
Proceeds from litigation settlement			$ 14,100
Estimated financial effect of contingent assets			$ 62,800					$ 81.5
Minera La Encantada, S.A. de C.V. [member]
Statement Line Items [Line Items]
Tax assessments by SAT related to audits of 2012 tax return	8,200
Tax assessments by SAT related to audits of 2013 tax return	$ 6,700
Mexico - San Dimas [member] | Wheaton Precious Metals International Ltd. [member]
Statement Line Items [Line Items]
Percent of silver production required to be sold					100.00%		50.00%
Maximum silver production required to be sold					6,000,000
Silver, selling price, per ounce							4.04
Purchase agreement, annual inflation increase, percent							1.00%
Potential incremental income tax before interest and penalties		$ 188,300
Potential incremental income tax liabilities inclusive interest and penalties						$ 260,900